Subsequent Events - Proforma Summary Balance Sheet Data Adjustments for Janssen Purchase Agreement (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Increase in cash	$ 332,741	$ (9,282,422)
Cash and cash equivalents	5,460,699	$ 11,879,545	$ 5,127,958	$ 21,161,967
Total assets	6,047,731		5,768,865
Total liabilities	2,912,236		5,561,863
Preferred stock	4		0
Common stock	14,115		9,434
Additional paid in capital	76,915,611		70,232,651
Accumulated deficit	73,794,235		70,035,083
Total stockholders’ equity	3,135,495		$ 207,002
Actual
Subsequent Event [Line Items]
Escrow funds from the sale of asset	0
Cash and cash equivalents	5,460,699
Total assets	6,047,731
Total liabilities	2,912,236
Preferred stock	4
Common stock	14,115
Additional paid in capital	76,915,611
Accumulated deficit	73,794,235
Total stockholders’ equity	3,135,495
Pro forma
Subsequent Event [Line Items]
Increase in cash	21,250,000
Escrow funds from the sale of asset	3,750,000
Closing costs	125,000
Reduction in accumulated deficit	24,875,000
Cash and cash equivalents	26,710,699
Total assets	31,047,731
Total liabilities	3,037,236
Preferred stock	4
Common stock	14,115
Additional paid in capital	76,915,611
Accumulated deficit	48,919,235
Total stockholders’ equity	$ 28,010,495